Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2023	2022

Governmental authorities	$581	$429
Prepaid expenses	885	1,443
Others	126	56
	$1,592	$1,928